UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sagard Capital Partners Management Corp.

Address:   325 Greenwich Avenue
           Greenwich, CT 06830


Form 13F File Number: 028-14141


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven A. Mecca
Title:  Chief Financial Officer
Phone:  203-629-6750

Signature,  Place,  and  Date  of  Signing:

/s/ Steven A. Mecca                Greenwich, CT                      11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $      162,967
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14142             Sagard Capital Partners GP, Inc.
----  --------------------  ----------------------------------------------------
2     028-14143             Sagard Capital Partners, L.P.
----  --------------------  ----------------------------------------------------
3     028-14193             Power Corporation of Canada
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ---------- ----
ALTRA HOLDINGS INC             COMMON         02208R106    7,711    666,465     X    SOLE       X           0    666,465    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101   11,808  1,942,024     X    SOLE       X           0  1,942,024    0
CASCADE CORP                   COMMON         147195101    8,307    248,779     X    SOLE       X           0    248,779    0
DUFF & PHELPS CORP NEW CLASS A COMMON         26433B107    5,663    531,213     X    SOLE       X           0    531,213    0
GP STRATEGIES CORP             COMMON         36225V104   28,793  2,882,143     X    SOLE       X           0  2,882,143    0
HUDSON HIGHLAND GROUP INC      COMMON         443792106    5,220  1,526,300     X    SOLE       X           0  1,526,300    0
ICF INTERNATIONAL INC          COMMON         44925C103    3,933    209,117     X    SOLE       X           0    209,117    0
INNERWORKINGS INC              COMMON         45773Y105   23,734  3,027,346     X    SOLE       X           0  3,027,346    0
KMG CHEMICALS INC.             COMMON         482564101    4,421    358,849     X    SOLE       X           0    358,849    0
MTS SYS CORP.                  COMMON         553777103    5,203    169,799     X    SOLE       X           0    169,799    0
GIBRALTAR INDUSTRIES INC.      COMMON         374689107    8,529  1,050,425     X    SOLE       X           0  1,050,425    0
X-RITE INC.                    COMMON         983857103   49,645 13,309,765     X    SOLE       X           0 13,309,765    0


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